Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Statutory federal income tax expense	$ 39	$ 45	$ (95)
State income taxes, net of federal benefit	6	9	(4)
Effect of noncontrolling interests	(1)	(1)	(2)
Federal income tax rate change	0	(4)	(254)
Change in federal valuation allowance	7	(1)	(5)
Goodwill impairment	0	0	71
Nondeductible compensation	2	4	4
Tax credits	(3)	0	0
Other differences, net	2	(1)	(2)
Total income tax expense (benefit)	$ 52	$ 51	$ (287)
Rate
Statutory federal income tax rate	21.00%	21.00%	35.00%
State income taxes, net of federal benefit	3.40%	4.00%	1.40%
Effect of noncontrolling interests	(0.50%)	(0.40%)	0.80%
Federal income tax rate change	0.00%	(2.00%)	93.30%
Change in federal valuation allowance	3.60%	(0.30%)	1.90%
Goodwill impairment	0.00%	0.00%	(26.20%)
Nondeductible compensation	1.30%	1.80%	(1.50%)
Tax credits	(1.50%)	(0.10%)	0.10%
Other differences, net	0.80%	(0.30%)	0.70%
Total income tax rate	28.10%	23.70%	105.50%